Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total assets	$ 16,785,836	$ 13,224,149
Total liabilities	9,084,231	7,234,784
AQN's investment carrying amount for the entities	433,850	186,452
Investments in Significant Partnerships and Joint Ventures
Schedule of Equity Method Investments [Line Items]
Total assets	2,126,934	3,201,967
Total liabilities	945,971	2,913,188
Net assets	1,180,963	288,779
Investments in Significant Partnerships and Joint Ventures | APUC
Schedule of Equity Method Investments [Line Items]
AQN's ownership interest in the entities	327,555	141,666
Difference between investment carrying amount and underlying equity in net assets	106,295	44,786
AQN's investment carrying amount for the entities	$ 433,850	$ 186,452